Label	Element	Value
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco BulletShares 2029 High Yield Corporate Bond ETF